Summary of significant accounting policies and basis of preparation (Tables)	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies and basis of preparation
Schedule of Depreciation rates of Assets

Furniture and fittings	20	% per year
Research and manufacturing equipment	30	% per year
Computer equipment	45	% per year
Computer software	100	% per year
Equipment under lease	50	% per year
Leasehold improvements	over the term of the lease

Schedule of Useful Lives of Identifiable Intangible Assets

Exclusive licence agreement	20 years
Software	5 years
Brand	5 years
Proprietary technology	5 years